Schedule of Investments (unaudited)	iShares® Emerging Markets Dividend ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 13.4%
Auren Energia SA	2,367,717	$7,009,894
Banco Santander Brasil SA	814,732	4,920,697
BB Seguridade Participacoes SA	851,645	5,604,693
Cia. de Saneamento de Minas Gerais-COPASA	3,431,680	14,688,280
Cia. Siderurgica Nacional SA	2,341,217	6,852,222
CPFL Energia SA	1,475,627	11,165,305
Energisa SA	756,789	8,032,406
Grendene SA	6,098,590	9,698,418
Telefonica Brasil SA	477,356	4,250,904
Transmissora Alianca de Energia Eletrica SA	1,443,126	10,986,526
Vale SA	358,025	5,236,269
		88,445,614
Chile — 3.6%
CAP SA	1,154,687	8,808,679
Colbun SA	29,149,421	4,602,019
Empresas CMPC SA	5,138,754	10,143,426
		23,554,124
China — 21.1%
Agricultural Bank of China Ltd., Class H	13,561,000	4,932,746
Bank of China Ltd., Class H	13,011,000	4,825,752
BBMG Corp., Class H	45,173,000	5,342,727
China Cinda Asset Management Co. Ltd., Class H	43,490,000	4,589,846
China Construction Bank Corp., Class H	7,639,000	4,452,456
China Hongqiao Group Ltd.	5,999,000	5,788,308
China Jinmao Holdings Group Ltd.	16,500,000	2,711,563
China Merchants Port Holdings Co. Ltd.	3,182,000	4,377,633
China Minsheng Banking Corp. Ltd., Class H	14,672,000	5,592,452
China National Building Material Co. Ltd., Class H	6,756,000	4,270,157
China Petroleum & Chemical Corp., Class H	12,744,000	7,137,099
China Shenhua Energy Co. Ltd., Class H	2,340,000	7,013,895
Chongqing Rural Commercial Bank Co. Ltd., Class H	17,050,000	6,307,145
Huadian Power International Corp. Ltd., Class H	12,458,000	5,517,918
Industrial & Commercial Bank of China Ltd., Class H	9,122,000	4,454,523
Kingboard Laminates Holdings Ltd.	5,659,500	5,806,775
Lonking Holdings Ltd.	45,709,000	8,174,772
Midea Real Estate Holding Ltd.(a)	6,418,200	6,706,596
Orient Overseas International Ltd.(b)	489,500	8,179,648
PICC Property & Casualty Co. Ltd., Class H	3,960,000	4,644,776
Poly Property Group Co. Ltd.	15,883,000	3,812,207
Shenzhen Investment Ltd.	24,040,000	4,797,948
Shimao Group Holdings Ltd.(b)	13,773,895	2,684,522
Sinopec Engineering Group Co. Ltd., Class H	9,922,000	4,477,832
West China Cement Ltd.	46,586,000	4,788,725
Yankuang Energy Group Co. Ltd., Class H(b)	2,225,000	3,349,977
Zhejiang Expressway Co. Ltd., Class H	4,686,000	3,763,787
		138,501,785
Czech Republic — 0.5%
CEZ AS	69,774	3,087,736

Greece — 1.2%
Star Bulk Carriers Corp.	439,736	7,950,427

Hong Kong — 1.2%
SITC International Holdings Co. Ltd.	3,652,000	8,002,100

India — 7.8%
Coal India Ltd.	2,673,308	7,461,308
Security	Shares	Value

India (continued)
Hindustan Zinc Ltd.	2,153,531	$8,435,210
Indian Oil Corp. Ltd.	7,778,187	8,871,630
Oil India Ltd.	1,640,878	5,506,048
REC Ltd.	4,627,362	11,426,453
Vedanta Ltd.	2,933,460	9,871,741
		51,572,390
Indonesia — 5.5%
Adaro Energy Indonesia Tbk PT	47,051,000	7,526,778
Bukit Asam Tbk PT	40,784,600	7,499,609
Hanjaya Mandala Sampoerna Tbk PT	47,432,300	2,862,294
Indo Tambangraya Megah Tbk PT	4,140,400	7,472,629
United Tractors Tbk PT	5,958,900	10,886,177
		36,247,487
Malaysia — 0.7%
Malayan Banking Bhd	2,331,700	4,665,073

Mexico — 1.3%
Alpek SAB de CV(b)	8,119,330	8,407,834

Philippines — 0.7%
PLDT Inc.	195,975	4,676,530

Poland — 1.6%
Grupa Kety SA	61,893	10,706,381

Qatar — 0.6%
Barwa Real Estate Co.	5,397,724	4,163,599

Russia — 0.0%
Federal Grid Co. Unified Energy System PJSC(c)(d)	4,402,974,828	480
Globaltrans Investment PLC(c)(d)(e)	3,247,697	32,477
LUKOIL PJSC(c)	124,880	14
Magnit PJSC(c)	163,377	18
Magnitogorsk Iron & Steel Works PJSC(c)(d)	14,721,471	1,604
MMC Norilsk Nickel PJSC(c)	23,712	2
Mobile TeleSystems PJSC(c)	2,744,644	299
Moscow Exchange MICEX-RTS PJSC(c)	2,788,700	304
Novolipetsk Steel PJSC(c)(d)	3,457,900	377
PhosAgro PJSC(c)	180,278	20
PhosAgro PJSC, New(c)	3,484	35
Rostelecom PJSC(c)	4,681,247	510
Sberbank of Russia PJSC(c)	2,500,255	272
Severstal PAO(c)(d)	695,941	76
Tatneft PJSC(c)	1,165,907	127
Unipro PJSC(c)(d)	299,242,000	32,615
		69,230
Singapore — 1.6%
Riverstone Holdings Ltd./Singapore	22,777,700	10,720,807

South Africa — 6.9%
African Rainbow Minerals Ltd.	632,570	7,139,918
Anglo American Platinum Ltd.	142,549	7,124,475
Coronation Fund Managers Ltd.	4,887,483	8,966,706
Exxaro Resources Ltd.	886,828	8,034,326
Kumba Iron Ore Ltd.	244,729	6,713,180
Truworths International Ltd.	1,875,635	7,529,284
		45,507,889
Taiwan — 14.3%
Asustek Computer Inc.	1,089,000	12,647,967
Huaku Development Co. Ltd.	1,872,000	5,396,967
Inventec Corp.	4,049,475	8,237,410

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Dividend ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Merry Electronics Co. Ltd.	1,241,146	$3,606,377
Novatek Microelectronics Corp.	616,000	8,330,495
Radiant Opto-Electronics Corp.	1,466,000	5,629,782
Simplo Technology Co. Ltd.	921,600	9,020,705
Sitronix Technology Corp.	1,249,000	8,772,789
Supreme Electronics Co. Ltd.	5,255,513	8,084,327
Systex Corp.	1,487,000	5,574,886
T3EX Global Holdings Corp.	4,360,000	10,040,870
United Integrated Services Co. Ltd.	524,000	3,686,031
WPG Holdings Ltd.	2,943,280	4,730,613
		93,759,219
Thailand — 4.9%
Banpu PCL, NVDR(b)	24,014,600	6,845,271
Kiatnakin Phatra Bank PCL, NVDR(b)	1,747,400	2,835,490
Land & Houses PCL, NVDR	14,854,100	3,689,600
Quality Houses PCL, NVDR	57,702,200	3,844,778
Sri Trang Agro-Industry PCL, NVDR	8,048,200	3,835,360
Thanachart Capital PCL, NVDR	4,004,000	5,849,902
Tisco Financial Group PCL, NVDR	1,762,600	5,177,626
		32,078,027
United Arab Emirates — 0.6%
Dubai Islamic Bank PJSC	2,258,680	3,537,205

Total Common Stocks — 87.5%
(Cost: $724,844,629)		575,653,457

Preferred Stocks

Brazil — 10.7%
Bradespar SA, Preference Shares, NVS	1,450,943	7,207,539
Cia. de Transmissao de Energia Eletrica Paulista, Preference Shares, NVS	774,829	4,112,759
Cia. Energetica de Minas Gerais, Preference Shares, NVS	3,736,107	10,010,357
Gerdau SA, Preference Shares, NVS	1,617,975	10,008,093
Metalurgica Gerdau SA, Preference Shares, NVS	2,721,147	7,912,402
Petroleo Brasileiro SA, Preference Shares, NVS	2,051,039	13,493,592
Unipar Carbocloro SA, Class B, Preference Shares, NVS	647,626	11,085,138
Security	Shares	Value

Brazil (continued)
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	4,383,408	$6,701,991
		70,531,871
Russia — 0.0%
Transneft PJSC, Preference Shares, NVS(c)	5,767	1

Total Preferred Stocks — 10.7%
(Cost: $78,280,368)		70,531,872

Total Long-Term Investments — 98.2%
(Cost: $803,124,997)		646,185,329

Short-Term Securities

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(f)(g)(h)	7,078,445	7,080,569
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(f)(g)	980,000	980,000

Total Short-Term Securities — 1.2%
(Cost: $8,055,961)		8,060,569

Total Investments — 99.4%
(Cost: $811,180,958)		654,245,898

Other Assets Less Liabilities — 0.6%		4,050,533

Net Assets — 100.0%		$658,296,431

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,594,244	$—	$(4,514,299	)(a)	$2,104	$(1,480)	$7,080,569	7,078,445	$40,101	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,270,000	—	(290,000	)(a)	—	—	980,000	980,000	16,572		—
					$2,104	$(1,480)	$8,060,569		$56,673		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Dividend ETF
July 31, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI Emerging Markets Index	225	09/15/23	$11,861	$341,167

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$161,522,867	$414,061,360	$69,230	$575,653,457
Preferred Stocks	70,531,871	—	1	70,531,872
Short-Term Securities
Money Market Funds	8,060,569	—	—	8,060,569
	$240,115,307	$414,061,360	$69,231	$654,245,898
Derivative Financial Instruments(a)
Assets
Equity Contracts	$341,167	$—	$—	$341,167

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company

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